Employee and Director Stock Purchase Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee and Director Stock Purchase Plans (Textual) [Abstract]
Common stock purchased	588,136	0	176,250
ESPP [Member]
Employee and Director Stock Purchase Plans (Textual) [Abstract]
Shares Reserved for issuance	323,254
Permitted purchase common stock	25,000
Option to purchase common stock with exercise price	95.00%
Brokerage commissions or service charges	0
Common stock purchased	38,787	36,167	25,321
Remaining shares	103,069
DSPP [Member]
Employee and Director Stock Purchase Plans (Textual) [Abstract]
Shares Reserved for issuance	119,216
Permitted purchase common stock	25,000
Option to purchase common stock with exercise price	95.00%
Brokerage commissions or service charges	0
Common stock purchased	16,754	15,538	11,497
Remaining shares	1,324